Financial Instruments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Apr. 30, 2023 USD ($) Customers	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk commission receivable	46.00%	26.00%
Concentration of credit risk commission receivable number of major customers | Customers	5
Concentration of credit risk accounts receivable	16.00%	66.00%
Concentration of credit risk accounts receivable number of major customers | Customers	5
Allowance account for credit losses of financial assets	$ 0	$ 0
Borrowings carrying amount	50,803
Repayable within 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Unsecured bank loans received	3,251
Repayable Within 1 to 6 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Secured bank loans received	52,424
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement	350	188	$ 1,952
Transfer from Level 2 to Level 3		796
Accounts receivable arising from the SpiderNet ecosystem solutions business
Disclosure of detailed information about financial instruments [line items]
Gain on recovery of loans and advances previously written off	$ 2	$ 20
Market risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, entity's own equity instruments	3.00%	3.00%	3.00%
Percentage of reasonably possible decrease in unobservable input, entity's own equity instruments	3.00%	3.00%	3.00%
Increase (decrease) in fair value measurement due to reasonably possible increase decrease in unobservable input, entity's own equity instruments	$ 15	$ 335	$ 823
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate basis	0.0050
Increase decrease in fair value measurement due to reasonably possible increase decrease in unobservable input borrowings	$ 139	$ 275